Accrued and other current liabilities (Tables)	12 Months Ended
Mar. 31, 2016
Payables and Accruals [Abstract]
Schedule of Components of Accrued and Other Current Liabilities

The components of accrued and other current liabilities were as follows:

	March 31, 2016	March 31, 2015
Product warranty (note 7)	$12,787	$11,448
Accrued compensation and employee benefits	3,873	8,418
Accrued restructuring liabilities (note 2)	900	5,210
Accrued purchase commitments	4,178	485
Other current liabilities	14,837	18,779

	$36,575	$44,340